Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (5)	£ (10)	£ (24)
Current service cost	38	36	34
Past service and GMP costs	0	1	1
Past service curtailment costs	5	0	0
Administration costs	8	8	8
Total	£ 46	£ 35	£ 19